UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

           Investment Company Act file number      811-21371
                                             --------------------------

                              Phoenix Adviser Trust
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Kevin J. Carr, Esq.                       John R. Flores, Esq.
  Vice President, Chief Legal Officer,                 Vice President
  Counsel and Secretary for Registrant          Litigation/Employment Counsel
     Phoenix Life Insurance Company            Phoenix Life Insurance Company
           One American Row                           One American Row
          Hartford, CT 06102                         Hartford, CT 06102
 ----------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 814-1897
                                                          ---------------

                      Date of fiscal year end: February 28
                                              ------------

                     Date of reporting period: May 31, 2005
                                              -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


                           PHOENIX FOCUSED VALUE FUND
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

Shares or Principal Amount                                                 Value
--------------------------------------------------------------------------------
Common Stock - 91.1%
Apparel Manufacturers - 2.2%
            42,500    Liz Claiborne, Inc.                            $ 1,595,875
Beverages - Non-Alcoholic - 0.4%
             6,300    Coca-Cola Co.                                      281,169
Beverages - Wine and Spirits - 3.5%
            44,100    Diageo plc (ADR) (c)                             2,563,092
Casino Services - 0.6%
            15,200    International Game Technology                      428,336
Fiduciary Banks - 3.8%
            57,900    State Street Corp.                               2,779,200
Finance - Credit Card - 2.2%
            29,800    American Express Co.                             1,604,730
Finance - Mortgage Loan Banker - 12.4%
            63,774    Fannie Mae                                       3,777,972
            80,900    Freddie Mac                                      5,261,735
                                                                       9,039,707
Food - Diversified - 4.8%
            19,500    General Mills, Inc.                                965,250
            38,600    Nestle S.A. (ADR) (c)                            2,545,670
                                                                       3,510,920
Instruments - Controls - 0.1%
             3,000    Watts Water Technologies, Inc. - Class A           104,490
Medical - Hospitals - 5.1%
            19,300    HCA, Inc.                                        1,042,200
            62,400    Health Management Associates, Inc. - Class A     1,573,728
            18,450    Universal Health Services, Inc. - Class B        1,078,034
                                                                       3,693,962
Motorcycle and Motor Scooter Manufacturing - 2.2%
            32,300    Harley-Davidson, Inc.                            1,583,669
Multi-Line Insurance - 9.8%
            80,600    American International Group, Inc.               4,477,330
            56,372    Cincinnati Financial Corp.                       2,225,003
            17,337    Old Republic International Corp.                   430,998
                                                                       7,133,331
Property and Casualty Insurance - 1.9%
            14,100    Chubb Corp.                                      1,187,643
               570    Markel Corp.*                                      194,798
                                                                       1,382,441
Radio - 3.1%
            34,500    Entercom Communications Corp.*                   1,145,400
            80,325    Saga Communications, Inc. - Class A*             1,108,485
                                                                       2,253,885
Reinsurance - 15.8%
               137    Berkshire Hathaway, Inc. - Class A*             11,521,699
Retail - Discount - 4.7%
           107,300    TJX Companies, Inc.                              2,460,389
            20,500    Wal-Mart Stores, Inc.                              968,215
                                                                       3,428,604
Retail - Jewelry - 3.6%
            90,900    Signet Group plc (ADR) (c)                       1,730,736
            29,700    Tiffany & Co.                                      924,561
                                                                       2,655,297
Savings/Loan/Thrifts - 3.7%
            42,600    Golden West Financial Corp.                      2,667,612
Super-Regional Banks - 8.4%
            80,200    Fifth Third Bancorp                              3,418,124
            45,400    Wells Fargo & Co.                                2,742,614
                                                                       6,160,738
Textile-Home Furnishings - 2.8%
            24,450    Mohawk Industries, Inc.*                         2,039,619
--------------------------------------------------------------------------------
Total Common Stock (cost $61,775,022)                                 66,428,376
--------------------------------------------------------------------------------
Repurchase Agreement - 8.9%
        $6,500,000    Bank of America Securities LLC, 3.0825%
                         dated 5/31/05, maturing 6/1/05
                         to be repurchased at $6,500,557
                         collateralized by $8,381,116
                         in U.S. Government Agencies
                         3.631%   - 6.10%  ,11/1/13 - 5/1/35
                         with a respective value of
                         $6,630,000 (cost $6,500,000)                  6,500,000

--------------------------------------------------------------------------------
Total Investments (total cost $68,275,022) - 100%                     72,928,376(a)
Other assets and liabilities, net                                         40,979
                                                                     -----------
Net Assets                                                           $72,969,355
--------------------------------------------------------------------------------

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
                            May 31, 2005 (unaudited)

COUNTRY (C)                               VALUE      % OF INVESTMENT SECURITIES
--------------------------------------------------------------------------------
Switzerland                         $ 2,545,670                             3.5%
United Kingdom                        4,293,828                             5.9
UNITED STATES++                      66,088,878                            90.6
--------------------------------------------------------------------------------

Total                               $72,928,376                           100.0%
                                    ===========                           =====

++    Includes Short-Term Securities (81.7% excluding Short-Term Securities)

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

ADR               American Depositary Receipt
PLC               Public Limited Company

*     Non-income-producing security.

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $6,536,652, and gross depreciation of $2,021,584 for federal income tax purposes. At May 31, 2005, the aggregate cost of securities for federal income tax purposes was $68,413,308.

(b)   Non-income producing.

(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on address of incorporation.

                      See Notes to Schedule of Investments

PHOENIX FOREIGN OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2005
(UNAUDITED)

Shares or Principal Amount                                                 Value
--------------------------------------------------------------------------------
Common Stock - 100%
Applications Software - 3.8%
            64,000    Infosys Technologies, Ltd.                     $ 3,296,220
Athletic Footwear - 1.5%
             5,300    Puma A.G. Rudolf Dassler Sport                   1,343,460
Automotive - Cars and Light Trucks - 2.0%
            50,100    Toyota Motor Corp.                               1,782,031
Beverages - Non-Alcoholic - 1.6%
             1,533    Lotte Chilsung Beverage Company, Ltd.            1,434,146
Beverages - Wine and Spirits - 2.9%
           174,160    Diageo PLC                                       2,501,389
Building - Residential and Commercial - 1.9%
           137,276    Barratt Developments PLC                         1,643,656
Commercial Banks - 14.0%
           342,610    Anglo Irish Bank Corporation PLC                 4,005,024
             8,133    Banco Itau Holdings Financeira S.A               1,431,496
            24,433    Banco Popular Espanol S.A                        1,454,836
            51,600    HDFC Bank, Ltd. (ADR)                            2,161,524
            65,891    Royal Bank of Scotland Group PLC                 1,934,633
            16,600    UBS A.G                                          1,280,146
                                                                      12,267,659
Commercial Services - 1.1%
           729,500    Singapore Airport Terminal Services, Ltd.          914,884
Cosmetics and Toiletries - 1.7%
             5,748    Amorepacific Corp.                               1,502,577
Distribution/Wholesale - 1.6%
           192,000    Esprit Holdings, Ltd.                            1,375,818
Diversified Operations - 2.3%
           133,600    Remgro, Ltd.                                     2,044,246
Electric - Transmission - 4.4%
           153,800    Red Electrica de Espana                          3,809,621
Finance - Investment Bankers/Brokers - 3.3%
            75,900    Macquarie Bank, Ltd.                             2,885,664
Finance - Mortgage Loan Banker - 1.7%
           154,300    Kensington Group PLC                             1,522,288
Food - Confectionary - 1.6%
               922    Lindt & Spruengli A.G                            1,440,510
Food - Diversified - 4.9%
           162,931    Cadbury Schweppes PLC                            1,586,717
            10,240    Nestle S.A                                       2,695,169
                                                                       4,281,886
Food - Retail - 8.8%
            12,300    Colruyt S.A                                      1,782,921
           765,943    Tesco PLC                                        4,355,839
           125,810    Woolworths, Ltd.                                 1,526,636
                                                                       7,665,396
Gambling-Non Hotel - 1.4%
           106,639    TABCORP Holdings, Ltd.                           1,262,602
Gas - Distribution - 4.9%
           266,100    Enagas                                           4,237,022
Investment Companies - 1.8%
           575,679    Macquarie Airports                               1,590,984
Mortgage Banks - 3.7%
           244,258    Northern Rock PLC                                3,272,969
Property and Casualty Insurance - 3.0%
           153,981    Insurance Australia Group, Ltd.                    680,186
               147    Millea Holdings, Inc.                            1,950,608
                                                                       2,630,794
Property Trust - 2.5%
           169,600    Westfield Group                                  2,151,491
             5,321    Westfield Group*                                    67,099
                                                                       2,218,590
Publishing - Newspapers - 1.7%
           169,200    Johnston Press PLC                               1,447,946
Real Estate Management/Services - 1.2%
            27,400    Daito Trust Construction Company, Ltd.           1,032,676
Retail - Jewelry - 1.6%
           762,200    Signet Group PLC                                 1,422,924
Security Services - 1.7%
            35,190    S1 Corp.                                         1,441,813
Soap and Cleaning Preparations - 1.8%
            50,116    Reckitt Benckiser PLC                            1,529,737
Television - 1.5%
            52,300    M6 Metropole Television                          1,306,410
Tobacco - 12.0%
           200,520    British American Tobacco PLC                     3,803,550
            68,880    Imperial Tobacco Group PLC                       1,863,455
            52,200    ITC, Ltd. (GDR)                                  1,885,986
            44,300    KT&G Corp.                                       1,586,538
           103,400    Souza Cruz S.A                                   1,300,548
                                                                      10,440,077
Transportation - Services - 2.0%
             8,557    Kuehne & Nagel International A.G                 1,782,566

--------------------------------------------------------------------------------
Total Investments (total cost $80,666,149) - 100%                     87,328,561
Other assets and liabilities, net                                         56,733
                                                                     -----------
Net Assets                                                           $87,385,294
================================================================================

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
                            May 31, 2005 (unaudited)

                                                                 % OF INVESTMENT
COUNTRY                                                 VALUE      SECURITIES
--------------------------------------------------------------------------------
Australia                                         $10,164,662         11.7%
Belgium                                             1,782,921          2.0
Bermuda                                             1,375,818          1.6
Brazil                                              2,732,044          3.1
France                                              1,306,410          1.5
Germany                                             1,343,460          1.5
India                                               7,343,730          8.4
Ireland                                             4,005,024          4.7
Japan                                               4,765,315          5.5
Singapore                                             914,884          1.0
South Africa                                        2,044,246          2.3
South Korea                                         5,965,074          6.8
Spain                                               9,501,479         10.9
Switzerland                                         7,198,391          8.2
UNITED KINGDOM                                     26,885,103         30.8
--------------------------------------------------------------------------------
Total                                             $87,328,561        100.0%
                                                  ===========        =====

a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $7,873,031 ,and gross depreciation of $1,505,404 for federal income tax purposes. At May 31, 2005, the aggregate cost of securities for federal income tax purposes was $80,960,934.

(b)   Non Income Producing

(c) Foreign common stocks are determined based on the country in which the security is issued and the country of risk is determined based on the address of incorporation.

ADR           American Depositary Receipt

GDR           Global Depositary Receipt

PLC           Public Limited Company

                      See Notes to Schedule of Investments

PHOENIX ADVISER TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)

SIGNIFICANT ACCOUNTING POLICIES

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for the Phoenix Focused Value Fund (formerly the Focused Value Fund) and the Phoenix Foreign Opportunities Fund (formerly the International Equity Fund) (collectively the "Funds" and individually the "Fund") for the 3 month period ended May 31, 2005. The Funds are part of Phoenix Adviser Trust (formerly Janus Adviser), (the "Trust"). Information provided herein relates to policies and procedures of the Funds as of May 31, 2005 with Janus Capital Management LLC as the investment adviser. The Funds' policies and procedures as Phoenix Funds may be different from those described herein.

SUBSEQUENT EVENT

Pursuant to approval by the Board of Trustees of Janus Adviser and shareholders of Focused Value Fund and International Equity Fund, series of Janus Adviser (the "Funds"), effective June 20, 2005, Phoenix Investment Counsel, Inc. replaced Janus Capital Management LLC as the Funds' investment adviser. Vontobel Asset Management, Inc. continues as the Funds' subadviser. Also effective June 20, 2005, Janus Adviser changed its name to Phoenix Adviser Trust, International Equity Fund changed its name to Phoenix Foreign Opportunities Fund and Focused Value Fund changed its name to Phoenix Focused Value Fund.

INVESTMENT VALUATION

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Funds' Trustees. Certain short-term securities maturing within 60 days may be valued at amortized cost, which approximates market value. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Funds are identified between the closing of their principal markets and time the net asset value ("NAV") is determined, securities are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds' Trustees. The Funds may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE.

REPURCHASE AGREEMENTS

Repurchase Agreements held by a Fund were fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

FUTURES CONTRACTS

The Funds may enter into futures contracts. The Funds intend to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments. Such collateral is in the possession of the Funds' custodian.

PHOENIX ADVISER TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)

FORWARD CURRENCY TRANSACTIONS

The Funds may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing such a contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Funds are fully collateralized by other securities, which are denoted in the Schedule of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

FOREIGN CURRENCY TRANSLATIONS

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at May 31, 2005. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at May 31, 2005, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

SHORT SALES

The Funds may engage in "short sales against the box." Short sales against the box involves selling either a security that the Funds own, or a security equivalent in kind and amount to the security sold short that the Funds have the right to obtain, for delivery at a specified date in the future. The Funds may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Funds lose the opportunity to participate in the gain.

The Funds may also engage in "naked" short sales. Naked short sales involve the Fund selling a security it does not own to a purchaser at a specified price. To complete the transaction, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which the Fund sold the security short and the cost of borrowing the security, its potential for loss could be unlimited because there is no limit to the replacement cost of the borrowed security. There is no assurance that the Fund will be able to close out a short position at any particular time. A gain or a loss will be recognized upon termination of a short sale. There is no limit on the size of any loss that the Fund may recognize upon termination of a short sale.

OPTIONS CONTRACTS

The Funds may buy or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

PHOENIX ADVISER TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

INTERFOLD LENDING

Pursuant to an exemptive order received from the SEC, each of the Funds may be party to an interfund lending agreement between the Funds and other Janus Capital sponsored mutual funds, which permit it to borrow or lend cash, at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured. During the quarter ended May 31, 2005, there were no outstanding borrowing or lending arrangements for the Funds.

FEDERAL INCOME TAX

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

WHEN-ISSUED SECURITIES

The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Funds' custodian sufficient to cover the purchase price.

INITIAL PUBLIC OFFERINGS

The Funds may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Funds may not experience similar performance as their assets grow.

RESTRICTED SECURITIES TRANSACTIONS

Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Phoenix Adviser Trust
            ------------------------------------------------------------------

By (Signature and Title)* /s/ George R. Aylward
                         -----------------------------------------------------
                              George R. Aylward, Executive Vice President
                              (principal executive officer)

Date     July 29, 2005
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ George R. Aylward
                         -----------------------------------------------------
                          George R. Aylward, Executive Vice President
                          (principal executive officer)

Date     July 29, 2005
    --------------------------------------------------------------------------


By (Signature and Title)* /s/ Nancy G. Curtiss
                         -----------------------------------------------------
                          Nancy G. Curtiss, Chief Financial Officer
                          and Treasurer
                          (principal financial officer)

Date     July 29, 2005
    --------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.